Activity in Options Outstanding under Employee Stock Option Scheme, Employees Stock Option Schemes (Parenthetical) (Detail) - Employees Stock Option Scheme - shares		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercised	[1]	22,700,740	18,903,115	33,459,050
Pending Allotment of Equity Share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercised				728,290
Options exercised previous period allotted			728,290

[1]	As of March 31, 2013 includes 728,290 options exercised, pending allotment of equity shares. As of March 31, 2014 excludes 728,290 options of equity shares allotted which were exercised in previous year.